Income Taxes (Details Narrative) (Lazy Days' R.V. Center, Inc.) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 22, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes at statutory federal rate percentage		21.00%	35.00%
Income tax reconciliation description		The Company's 2018 effective tax rates differ from the federal statutory rate of 21% primarily due to local and state income tax rates, net of the federal tax effect as well as the non-deductibility of certain transaction costs and stock-based compensation expense. The Company's 2017 effective tax rates differ from the federal statutory rate of 35% primarily due to local and state income tax rates, net of the federal tax effect.
Lazydays' RV Center Inc [Member]
Income taxes at statutory federal rate percentage	21.00%		34.00%	34.00%
Income tax reconciliation description	The legislation reduced the U.S. corporate tax rate from the current top rate of 35% to 21%. As a result of the enacted law, the Company was required to revalue deferred tax assets and liabilities at the enacted rate.
Revaluation on income tax expense benefit			$ 12